Summary of Significant Accounting Policies (Details) - Schedule of Depreciation and Amortization of Property and Equipment	12 Months Ended
Sep. 30, 2023
Property and buildings [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	20 years
Property and buildings [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	25 years
Leasehold improvement [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	10 years
Automobiles [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	3 years
Automobiles [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	5 years
Office and electric equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property, plant and equipment, Useful life	5 years